ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable And Accrued Liabilities
Trade payables	$ 170,940	$ 165,220
Accrued liabilities	33,821	23,919
Accounts payable and accrued liabilities	$ 204,761	$ 189,139